Investment in a Joint Venture / Associate (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€) shares
Disclosure of associates [line items]
Gain on dilution of interest in equity | €	€ 368
Zenlabs
Disclosure of associates [line items]
Percentage of issuance stock	31.36%
Issuance of stock	273,227
Shares repurchased	273,227
Zenlabs | Series B preferred stock
Disclosure of associates [line items]
Issuance of stock	350,000